Electric plant, construction and related agreements - Electric plant (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Public Utility Property Plant and Equipment
Investment	$ 17,691,208	$ 14,414,830
Accumulated Depreciation	(5,701,627)	(5,418,738)
Total construction work in progress	320,167	3,294,641
Plant acquisition adjustments	$ 330,730	290,725
Vogtle Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 2,941,737	3,035,806
Accumulated Depreciation	(1,958,308)	(1,948,158)
Total construction work in progress	$ 22,842	27,368
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 7,966,038	4,771,526
Accumulated Depreciation	(153,949)	(43,418)
Total construction work in progress	$ 10,623	3,128,720
Hatch Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 912,629	1,019,809
Accumulated Depreciation	(558,916)	(559,001)
Total construction work in progress	$ 29,563	42,825
Wansley Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 26,603	24,710
Accumulated Depreciation	(23,344)	(27,152)
Total construction work in progress	$ 152	46
Scherer Unit No. 1
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 1,369,982	1,372,241
Accumulated Depreciation	$ (690,307)	(660,580)
Doyle
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 151,697	148,902
Accumulated Depreciation	$ (130,479)	(127,378)
Rocky Mountain Units No. 1, No. 2 & No. 3
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	75.00%
Investment	$ 619,581	618,955
Accumulated Depreciation	$ (319,528)	(308,827)
Hartwell
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 239,570	233,662
Accumulated Depreciation	$ (134,649)	(131,434)
Hawk Road Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 277,099	272,416
Accumulated Depreciation	$ (84,004)	(79,985)
Talbot
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 310,826	308,837
Accumulated Depreciation	$ (172,890)	(167,033)
Chattahoochee
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 354,570	343,531
Accumulated Depreciation	$ (172,094)	(168,292)
BC Smith Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 413,829	352,005
Accumulated Depreciation	$ (119,228)	(126,886)
TA Smith Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 702,383	689,198
Accumulated Depreciation	$ (243,554)	(228,997)
Washington County
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 171,937	171,034
Accumulated Depreciation	$ (94,418)	(92,498)
Baconton
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 33,910	32,987
Accumulated Depreciation	$ (16,900)	(16,379)
Walton County
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 121,718	0
Accumulated Depreciation	(43,697)	0
Transmission
Public Utility Property Plant and Equipment
Investment	173,183	122,452
Accumulated Depreciation	(77,295)	(65,784)
Other production
Public Utility Property Plant and Equipment
Investment	103,785	101,061
Accumulated Depreciation	$ (64,004)	(60,710)
Scherer Unit No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 800,131	795,698
Accumulated Depreciation	(644,063)	(606,226)
Total construction work in progress	42,774	16,077
Environmental and other generation improvements
Public Utility Property Plant and Equipment
Total construction work in progress	$ 214,213	$ 79,605